Subsequent Events (Dividend Declared) (Details) (USD $)	0 Months Ended		1 Months Ended	0 Months Ended
	Dec. 14, 2012	Dec. 31, 2012	Dec. 31, 2012 Class A Preferred Stock [Member]	Jan. 25, 2013 Subsequent Event [Member]	Jan. 25, 2013 Subsequent Event [Member] Class A Preferred Stock [Member]
Subsequent Event [Line Items]
Dividends declared per common share	$ 0.07605			$ 0.0855
Dividends payable		$ 138,066		$ 450,000
Preferred dividends			$ 97,000		$ 31,000